Summary of Significant Accounting Policies: Concentrations (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Supplier Concentration Risk | ProfessionalServicesMember
Concentration Risk, Percentage	65.00%	45.00%